Total Invested Assets and Related Net Investment Income - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) dollarsPerSquareFoot	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 3,478	$ 2,880
Collateralized loan obligation	3,247	2,816
Realized and unrealized losses on CLOs	43
Other non-financial invested assets (Note 5)	1,657	1,652	$ 1,660
Notional amount	162,948	157,035	$ 174,499
Fair value	162,854	156,900
Financial liabilities	18,902	17,964
Financial liabilities, at fair value	$ 18,801	$ 17,692
Repurchase agreement interest rate	4.86%	3.90%
Carrying value of securities lent	$ 2,705	$ 2,725
Cash collateral on securities lent
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash collateral	187	215
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,792	1,926
Fair value	1,697	1,793
Securities in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	335	244
Cash and cash equivalents in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	57	0
Transferred assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Fair value	2,705	2,725
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,044	2,202
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,158	2,322
Investments accounted for using equity method
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets (Note 5)	$ 1,657	1,652
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	8 days
Bottom of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	2.00%
Discount rate	5.50%
Terminal capitalization rate	4.00%
Bottom of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0050
Bottom of range | Discounted cash flow | Liquidity adjustments, premium (discount), measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	(0.0100)
Bottom of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	12.00
Bottom of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	3.00
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Top of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.00%
Long-term vacancy rate	10.00%
Discount rate	10.00%
Terminal capitalization rate	8.50%
Top of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0450
Top of range | Discounted cash flow | Liquidity adjustments, premium (discount), measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0200
Top of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	76.00
Top of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	23.00
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	100 days
At cost
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets (Note 5)	$ 9,723	10,102
At fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets (Note 5)	9,723	10,102
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Maximum contractual exposure to credit risk of loans or receivables	192	159
Financial liabilities	3,247	2,816
Financial liabilities, at fair value	3,247	2,688
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities	2,119	2,158
Financial liabilities, at fair value	2,021	2,018
Cash and Accounts Receivable
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	251	292
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 3,227	$ 2,588